Nature of Operations and Going Concern (Details Textual) $ in Millions	12 Months Ended
	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD ($)
Working Capital	$ 11,791,000		$ 9,513,000
Resource Capital Fund VI L.P. [Member]
Notional amount		$ 10
Borrowings, maturity	on or before January 31, 2019